Acquisitions, Acquisition of COBOL-IT, SAS (Details) € in Millions, $ in Millions	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Dec. 01, 2017 USD ($)	Dec. 01, 2017 EUR (€)
Acquisition [Abstract]
Consideration	$ 89.0	$ 6,530.9
Goodwill	$ 26.8	4,863.9
COBOL-IT [Member]
Acquisition [Abstract]
Consideration		16.7	$ 16.7	€ 11.3
Retention amount, payable | €				€ 2.7
Goodwill		$ 5.6	5.6
Deferred tax liabilities			3.9
Intangible assets			14.0
Cash			1.0
COBOL-IT [Member] | Purchased Technology [Member]
Acquisition [Abstract]
Intangible assets			1.5
COBOL-IT [Member] | Customer Relationships [Member]
Acquisition [Abstract]
Intangible assets			12.3
COBOL-IT [Member] | Trade Names [Member]
Acquisition [Abstract]
Intangible assets			$ 0.2